SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 31,706	$ 21,947
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	18,863	17,581
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	3,642	699
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 9,201	$ 3,667